UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

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Selkirk No. 3V Investments (Exact name of securitizer as specified in its charter)

0001623655 (Central Index Key Number of securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑  Rule 15Ga-1 (c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

Date of Report (Date of earliest event reported)

April 14, 2021

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Jeff Flinn, (212) 770-7000

Name and telephone number, including area code,

of the person to contact in connection with this filing.

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), Selkirk No. 3V Investments, as securitizer, is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for Selkirk No. 3 Limited. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the securitizer was March 23, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 14, 2021

Securitizer

SELKIRK NO. 3V INVESTMENTS, a Delaware statutory trust

By: AIG Asset Management (U.S.), LLC, a Delaware limited liability company, its investment manager

        By:  /S/ JEFF FLINN

     Name: Jeff Flinn

     Title:  Managing Director